Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

ALLIANZ FUNDS

Supplement Dated April 28, 2006

to the Prospectus for R Shares of Allianz Stock Funds

Dated November 1, 2005

Disclosure Relating to the CCM Capital Appreciation Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2005 equal to 8.66%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	8.66%	-1.27%	9.70%	11.43%
Class R – After Taxes on Distributions	8.62%	-1.30%	7.51%	9.44%
Class R – After Taxes on Distributions and Sale of Fund Shares	5.63%	-1.09%	7.49%	9.24%
S&P 500 Index	4.91%	0.54%	9.07%	10.82%
Lipper Multi-Cap Growth Funds Average	8.97%	-2.70%	7.88%	11.10%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the CCM Mid-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2005 equal to 12.40%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	12.40%	1.81%	10.57%	11.98%
Class R – After Taxes on Distributions	12.40%	1.74%	8.56%	10.41%
Class R – After Taxes on Distributions and Sale of Fund Shares	8.06%	1.50%	8.14%	9.89%
Russell Midcap Growth Index	12.10%	1.38%	9.27%	10.72%
Lipper Mid-Cap Growth Funds Average	9.93%	-0.34%	8.07%	9.81%

Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

The last sentence to footnote 2 of the Average Annual Total Returns table is revised to read as follows:

For the periods ended December 31, 2005, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Russell Midcap Index were 12.65%, 8.45%, 12.49% and 13.50%, respectively.

Except as indicated above, the footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the NACM Global Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2005 equal to 14.40%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Class R – Before Taxes	14.40%	21.04%
Class R – After Taxes on Distributions	13.08%	19.35%
Class R – After Taxes on Distributions and Sale of Fund Shares	9.62%	17.40%
MSCI ACWI Free Index	11.37%	16.21%
Lipper Global Multi-Cap Growth Funds Average	11.59%	16.48%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the NACM International Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 22.51%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	Fund Inception
Institutional Class – Before Taxes	22.51%	13.02%
Institutional Class – After Taxes on Distributions	21.28%	12.14%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	14.82%	10.89%
Class R	21.72%	11.42%
MSCI EAFE Index	14.01%	7.10%

The footnotes to the Average Annual Total Returns table remain unchanged.

Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

Disclosure Relating to the NFJ Dividend Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2005 equal to 11.14%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class R – Before Taxes	11.14%	11.48%	11.58%
Class R – After Taxes on Distributions	9.62%	9.89%	9.81%
Class R – After Taxes on Distributions and Sale of Fund Shares	7.45%	9.16%	9.11%
Russell 1000 Value Index	7.05%	5.28%	6.03%
Lipper Equity Income Funds Average	5.77%	3.61%	4.99%

The last sentence to footnote 2 of the Average Annual Total Returns table is revised to read as follows:

For the periods ended December 31, 2005, the 1 Year, 5 Years and Fund Inception average annual total returns of the S&P 500 Index were 4.91%, 0.54% and -1.06%, respectively.

Except as indicated above, the footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the NFJ Large-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Institutional Class

The bar chart is revised to reflect a total annual return in 2005 equal to 10.21%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Institutional Class – Before Taxes	10.21%	11.26%	11.53%
Institutional Class – After Taxes on Distributions	8.82%	10.19%	10.16%
Institutional Class – After Taxes on Distributions and Sale of Fund Shares	6.85%	9.25%	9.27%
Class R	9.51%	10.56%	10.82%
Russell Top 200 Value Index	4.58%	2.35%	2.77%
Lipper Large-Cap Value Funds Average	5.74%	3.14%	4.18%

The footnotes to the Average Annual Total Returns table remain unchanged.

Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

Disclosure Relating to the NFJ Small-Cap Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2005 equal to 10.03%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	10.03%	16.23%	13.81%	13.56%
Class R – After Taxes on Distributions	8.03%	15.27%	12.19%	11.68%
Class R – After Taxes on Distributions and Sale of Fund Shares	8.11%	13.98%	11.40%	11.05%
Russell 2000 Value Index	4.70%	13.55%	13.08%	14.62%
Lipper Small-Cap Value Funds Average	6.09%	13.59%	12.56%	13.25%

The last sentence to footnote 2 of the Average Annual Total Returns table is revised to read as follows:

For the periods ended December 31, 2005, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the Russell 2000 Index were 4.55%, 8.22%, 9.26% and 11.22%, respectively.

Except as indicated above, the footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the OCC Renaissance Fund

Effective May 1, 2006, the first paragraph of the “Principal Investments and Strategies” section of the Fund Summary relating to the Fund is revised to read, in its entirety, as follows:

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies that the portfolio managers believe are trading at prices below their intrinsic values and whose business fundamentals are expected to improve. Intrinsic value refers to the value placed on a company by the portfolio managers consistent with their expectation of longer-term economic earnings and cash flows. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in stocks that the portfolio managers expect will generate income (for example, by paying dividends).

Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2005 equal to -3.91%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	-3.91%	8.89%	15.76%	13.45%
Class R – After Taxes on Distributions	-6.44%	7.42%	12.11%	10.65%
Class R – After Taxes on Distributions and Sale of Fund Shares	0.82%	7.10%	11.71%	10.34%
Russell Midcap Value Index	12.64%	12.20%	13.65%	14.12%
Lipper Mid-Cap Value Funds Average	9.20%	11.38%	12.16%	12.20%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the OCC Value Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2005 equal to 2.47%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	2.47%	8.03%	12.48%	13.04%
Class R – After Taxes on Distributions	-0.28%	5.92%	9.56%	9.96%
Class R – After Taxes on Distributions and Sale of Fund Shares	3.78%	5.81%	9.27%	9.70%
Russell 1000 Value Index	7.05%	5.28%	10.94%	12.42%
Lipper Large-Cap Value Funds Average	5.74%	3.14%	8.67%	10.36%

The footnotes to the Average Annual Total Returns table remain unchanged.

Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

Disclosure Relating to the PEA Equity Premium Strategy Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2005 equal to 3.60%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	3.60%	-3.43%	10.05%	11.78%
Class R – After Taxes on Distributions	3.38%	-3.69%	5.19%	7.18%
Class R – After Taxes on Distributions and Sale of Fund Shares	2.33%	-3.02%	5.82%	7.58%
S&P 500 Index	4.91%	0.54%	9.07%	11.40%
Lipper Large-Cap Core Funds Average	4.90%	-0.93%	7.60%	9.74%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the PEA Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2005 equal to 5.27%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	5.27%	-6.49%	5.61%	11.41%
Class R – After Taxes on Distributions	5.27%	-6.52%	3.91%	9.23%
Class R – After Taxes on Distributions and Sale of Fund Shares	3.43%	-5.41%	4.33%	9.23%
Russell 1000 Growth Index	5.27%	-3.58%	6.73%	11.59%
Lipper Large-Cap Growth Funds Average	6.19%	-3.97%	6.69%	10.47%

The last sentence to footnote 2 of the Average Annual Total Returns table is revised to read as follows:

For the periods ended December 31, 2005, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the S&P 500 Index were 4.91%, 0.54%, 9.07% and 12.82%, respectively.

Except as indicated above, the footnotes to the Average Annual Total Returns table remain unchanged.

Filed pursuant to Rule 497(e)

File Nos. 33-36578 and 811-6161

Disclosure Relating to the RCM Large-Cap Growth Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2005 equal to 9.72%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	Fund Inception
Class R – Before Taxes	9.72%	-4.00%	8.02%
Class R – After Taxes on Distributions	9.72%	-4.04%	6.74%
Class R – After Taxes on Distributions and Sale of Fund Shares	6.32%	-3.38%	6.50%
S&P 500 Index	4.91%	0.54%	7.63%
Lipper Large-Cap Growth Funds Average	6.19%	-3.97%	5.48%

The footnotes to the Average Annual Total Returns table remain unchanged.

Disclosure Relating to the RCM Mid-Cap Fund

The “Performance Information” section of the Fund Summary relating to the Fund is revised to incorporate the following updated performance information through December 31, 2005:

Calendar Year Total Returns – Class R

The bar chart is revised to reflect a total annual return in 2005 equal to 9.29%.

Average Annual Total Returns (for periods ended 12/31/05)

The table is revised to incorporate the following updated information:

	1 Year	5 Years	10 Years	Fund Inception
Class R – Before Taxes	9.29%	-2.74%	8.17%	14.87%
Class R – After Taxes on Distributions	9.29%	-2.74%	2.72%	9.91%
Class R – After Taxes on Distributions and Sale of Fund Shares	6.04%	-2.31%	4.05%	10.37%
Russell Midcap Index (2)	12.65%	8.45%	12.49%	15.08%
Russell Midcap Growth Index	12.10%	1.38%	9.27%	13.84%
Lipper Mid-Cap Growth Funds Average	9.93%	-0.34%	8.07%	12.62%

The footnotes to the Average Annual Total Returns table currently numbered 2, 3 and 4 are renumbered 3, 4 and 5, respectively, and the references in the table itself to those footnotes are renumbered accordingly. A new footnote number 2 relating to the Russell Midcap Index is inserted to read as follows:

(2)	The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. It is not possible to invest directly in the index. The Russell Midcap Index replaced the Russell Midcap Growth Index as the Fund’s primary comparative index because the Adviser believes the Russell Midcap Index is more representative of the Fund’s investment strategies.